TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade payables	$ 256.4	$ 228.7
Other payables	89.0	111.3
Trade and other current payables	$ 345.4	$ 340.0